FAIR VALUE MEASUREMENTS - Assets measured at fair value on a nonrecurring basis (Details) - Fair Value, Measurements, Nonrecurring [Member] - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets:
Retained equity interest in a former subsidiary		$ 4,110
Total assets measured at fair value on a non-recurring basis	$ 0	4,110
Fair Value, Inputs, Level 1 [Member]
Assets:
Retained equity interest in a former subsidiary		0
Total assets measured at fair value on a non-recurring basis		0
Fair Value, Inputs, Level 2 [Member]
Assets:
Retained equity interest in a former subsidiary		0
Total assets measured at fair value on a non-recurring basis		0
Fair Value, Inputs, Level 3 [Member]
Assets:
Retained equity interest in a former subsidiary		4,110
Total assets measured at fair value on a non-recurring basis		$ 4,110